Not FDIC Insured May Lose Value No Bank Guarantee
711-Q1PH

Schedule of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Schedule of Investments 6

Templeton Developing Markets Trust
Schedule of Investments (unaudited), March 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

I
a a Industry Shares a Value
a
Common Stocks 93.2%
Brazil 1.8%
TOTVS SA ..................... Software 83,041 $ 461,384
Vale SA ........................ Metals & Mining 1,143,447 18,114,034
a,b
XP, Inc., A ...................... Capital Markets 119,181 1,414,679
19,990,097
Cambodia 0.3%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,822,603 3,763,551
Chile 0.8%
b
Banco Santander Chile, ADR ....... Banks 466,531 8,318,248
China 29.2%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 4,598,737 58,244,914
a
Alibaba Group Holding Ltd., ADR .... Broadline Retail 31,492 3,217,853
a
Baidu, Inc., A .................... Interactive Media & Services 918,334 17,302,476
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,160,600 5,647,911
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 16,611,614
Chervon Holdings Ltd. ............. Household Durables 34,100 177,132
China Merchants Bank Co. Ltd., A .... Banks 4,881,209 24,319,288
China Resources Cement Holdings Ltd. Construction Materials 12,788,284 6,279,665
China Resources Land Ltd. ......... Real Estate Management & Development 627,857 2,859,139
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 4,801,319 3,210,513
a,b
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 224,992 10,538,625
b,c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 3,749,927 2,365,597
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 3,847,392 23,537,292
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,885,711 4,816,233
JD.com, Inc., A .................. Broadline Retail 54,528 1,190,677
a,c
Meituan Dianping , B, 144A, Reg S ... Hotels, Restaurants & Leisure 550,531 9,987,789
NetEase , Inc. ................... Entertainment 610,821 10,782,684
Ping An Bank Co. Ltd., A ........... Banks 3,281,113 5,981,482
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,922,987 12,440,134
Prosus NV ..................... Broadline Retail 393,246 30,794,180
Tencent Holdings Ltd. ............. Interactive Media & Services 813,831 39,771,117
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 539,976 4,471,001
Uni -President China Holdings Ltd. .... Food Products 11,065,801 11,160,558
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 1,230,263 2,275,162
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 1,485,448 9,153,215
317,136,251
Hong Kong 1.2%
Techtronic Industries Co. Ltd. ....... Machinery 1,185,315 12,842,940
Hungary 1.0%
Richter Gedeon Nyrt . ............. Pharmaceuticals 509,557 10,638,864
India 11.4%
Bajaj Holdings & Investment Ltd. ..... Financial Services 136,184 9,833,780
HDFC Bank Ltd. ................. Banks 1,068,567 21,021,953
ICICI Bank Ltd. .................. Banks 5,684,926 60,764,587
Infosys Ltd. ..................... IT Services 571,004 9,985,070
a
One 97 Communications Ltd. ....... Financial Services 864,181 6,726,385

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
PB Fintech Ltd. .................. Insurance 493,404 $ 3,849,189
Tata Consultancy Services Ltd. ...... IT Services 125,628 4,925,396
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 11,045,259 6,908,314
124,014,674
Indonesia 0.8%
Astra International Tbk . PT ......... Automobiles 22,822,268 9,144,678
Mexico 1.7%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 2,387,019 16,160,119
a,c
Nemak SAB de CV, 144A, Reg S .... Automobile Components 8,825,323 2,267,153
18,427,272
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 212,707 4,853,974
Philippines 0.4%
BDO Unibank , Inc. ............... Banks 1,693,820 4,023,783
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
a,d
Sberbank of Russia PJSC .......... Banks 5,058,740 —
a,d
Yandex NV, A ................... Interactive Media & Services 424,692 —
—
South Africa 0.6%
Netcare Ltd. .................... Health Care Providers & Services 8,357,652 6,975,518
South Korea 19.7%
Doosan Bobcat, Inc. .............. Machinery 289,314 9,695,900
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 308,585 8,643,963
KT Skylife Co. Ltd. ............... Media 452,147 2,705,609
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 189,294 5,382,129
LG Chem Ltd. ................... Chemicals 8,617 4,715,526
LG Corp. ....................... Industrial Conglomerates 443,820 28,159,994
NAVER Corp. ................... Interactive Media & Services 210,258 32,828,032
POSCO Holdings, Inc. ............ Metals & Mining 60,867 17,159,149
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,264,001 62,283,121
Samsung Life Insurance Co. Ltd. ..... Insurance 468,068 22,491,507
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 8,197 4,639,607
Soulbrain Co. Ltd. ................ Chemicals 81,798 14,845,065
213,549,602
Taiwan 15.9%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,787,322 6,101,860
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,463,789 37,850,305
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 7,258,529 126,867,550
e
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 116,085 2,018,272
172,837,987
Thailand 2.4%
Kasikornbank PCL ............... Banks 3,150,973 12,223,116
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 4,070,689
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 4,538,413

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 8 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Thai Beverage PCL ............... Beverages 9,971,492 $ 4,728,026
25,560,244
United Arab Emirates 0.5%
a
Emirates Central Cooling Systems Corp. Water Utilities 10,965,816 5,254,945
United Kingdom 1.6%
Unilever plc ..................... Personal Care Products 332,313 17,221,534
United States 3.4%
b
Cognizant Technology Solutions Corp.,
A ........................... IT Services 283,772 17,290,228
Genpact Ltd. .................... Professional Services 418,844 19,358,970
36,649,198
Total Common Stocks (Cost $840,357,189) .....................................
1,011,203,360
a
Preferred Stocks 5.7%
Brazil 5.7%
f
Banco Bradesco SA, ADR, 7.4% ..... Banks 6,972,850 18,268,867
f
Itau Unibanco Holding SA, ADR, 5.03% Banks 4,469,717 21,767,522
f
Petroleo Brasileiro SA, 44.87% ...... Oil, Gas & Consumable Fuels 4,736,053 21,912,760
61,949,149
Total Preferred Stocks (Cost $81,431,089) ......................................
61,949,149
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $921,788,278) ...............................
1,073,152,509
Short Term Investments 1.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.9%
United States 1.9%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 20,484,369 20,484,369
Total Money Market Funds (Cost $20,484,369) ..................................
20,484,369
a a a a a
Total Short Term Investments (Cost $20,484,369 ) ................................
20,484,369
a a a
Total Investments (Cost $942,272,647) 100.8% ..................................
$1,093,636,878
Other Assets, less Liabilities (0.8)% ...........................................
(8,356,336)
Net Assets 100.0% ...........................................................
$1,085,280,542
a a a

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $23,773,754, representing 2.2% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Developing Markets Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Templeton Developing Markets Trust (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 5,916,597 $ 55,579,990 $ (41,012,218) $ — $ — $ 20,484,369 20,484,369 $ 266,639
Total Affiliated Securities ... $5,916,597 $55,579,990 $(41,012,218) $— $— $20,484,369 $266,639
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 19,990,097 $ — $ — $ 19,990,097
Cambodia ............................ — 3,763,551 — 3,763,551
Chile ................................ 8,318,248 — — 8,318,248
China ............................... 34,839,093 282,297,158 — 317,136,251
2. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Hong Kong ........................... $ — $ 12,842,940 $ — $ 12,842,940
Hungary ............................. — 10,638,864 — 10,638,864
India ................................ — 124,014,674 — 124,014,674
Indonesia ............................ — 9,144,678 — 9,144,678
Mexico .............................. 18,427,272 — — 18,427,272
Peru ................................ 4,853,974 — — 4,853,974
Philippines ............................ — 4,023,783 — 4,023,783
Russia ............................... — — —
a
—
South Africa ........................... — 6,975,518 — 6,975,518
South Korea .......................... — 213,549,602 — 213,549,602
Taiwan ............................... — 172,837,987 — 172,837,987
Thailand ............................. — 25,560,244 — 25,560,244
United Arab Emirates .................... 5,254,945 — — 5,254,945
United Kingdom ........................ — 17,221,534 — 17,221,534
United States .......................... 36,649,198 — — 36,649,198
Preferred Stocks ........................ 61,949,149 — — 61,949,149
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 20,484,369 — — 20,484,369
Total Investments in Securities ........... $210,766,345 $882,870,533
c
$— $1,093,636,878
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at March 31, 2023.
b
Includes financial instruments determined to have no value at March 31, 2023.
c
Includes foreign securities valued at $882,870,533, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.